Warrants and warrant liability - Disclosure of Warrant transactions (Detail) - USD ($)		12 Months Ended
	May 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Warrant Transactions [Line Items]
Number of warrants, Outstanding		286,875	286,875	286,875
Number of warrants, Granted	93,750	93,750	0	0
Number of warrants, Exercised		(122,437)	0	0
Number of warrants, Outstanding		258,188	286,875	286,875
Weighted average exercise price, Outstanding		$ 4	$ 4	$ 4
Weighted average exercise price, Granted	$ 16	16	0	0
Weighted average exercise price, Exercised		13.19	0	0
Weighted average exercise price, Outstanding		$ 4	$ 4	$ 4
Grant date fair value, Outstanding		$ 604,000	$ 604,000	$ 604,000
Grant date fair value, Granted		459,500	0	0
Grant date fair value, Exercised		(519,899)	0	0
Grant date fair value, Outstanding		$ 543,601	$ 604,000	$ 604,000